Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 9 — INCOME TAX

The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(320,314)	(398)

State and Local
Current	$—	$—
Deferred	—	—

Change in valuation allowance	320,314	398
Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $140,812 and $1,132 of U.S. federal net operating loss carryovers available to offset future taxable income. Federal net operating loss can be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from September 24, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $320,314 and $398, respectively.

The Company’s net deferred tax assets (liabilities) are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$29,571	$238
Startup and organizational costs	295,262	160
Unrealized gain on marketable securities	(4,121)	—
Total deferred tax assets	320,712	398
Valuation allowance	(320,712)	(398)
Deferred tax assets, net of valuation allowance	$—	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	84.9%	0.0%
Transaction costs allocable to warrants	(27.1)%	0.0%
Change in valuation allowance	(78.9)%	(21.0)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers California to be a significant state tax jurisdiction.